Schedule of Investments

ARK Genomic Revolution ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.6%

Biotechnology - 57.0%
Absci Corp.*†(a)	11,876,202	$59,084,105
Arcturus Therapeutics Holdings, Inc.*†(a)	2,809,043	24,213,950
Beam Therapeutics, Inc.*	2,212,153	67,094,600
BioNTech SE (Germany)*(b)	126,929	13,130,805
CareDx, Inc.*	2,009,757	41,823,043
Compass Pathways PLC (United Kingdom)*(b)	3,316,076	30,043,649
CRISPR Therapeutics AG (Switzerland)*(a)	2,103,707	110,108,024
Generate BioMedicines, Inc.*	503,531	6,359,597
Intellia Therapeutics, Inc.*(a)	3,498,399	47,158,418
Ionis Pharmaceuticals, Inc.*	288,230	21,548,075
Natera, Inc.*	243,718	50,244,903
Nurix Therapeutics, Inc.*	1,723,734	28,786,358
Prime Medicine, Inc.*	4,925,864	17,462,188
Recursion Pharmaceuticals, Inc., Class A*(a)	12,549,240	43,420,370
Twist Bioscience Corp.*	1,900,539	111,086,505
Veracyte, Inc.*	999,975	32,919,177
Total Biotechnology		704,483,767

Electronic Equipment, Instruments & Components - 1.1%
908 Devices, Inc.*†	1,952,552	13,335,930

Health Care Equipment & Supplies - 3.1%
Butterfly Network, Inc.*(a)	4,889,029	23,418,449
Cerus Corp.*	7,450,534	15,124,584
Total Health Care Equipment & Supplies		38,543,033

Health Care Providers & Services - 5.6%
GeneDx Holdings Corp.*	401,292	25,237,254
Guardant Health, Inc.*	496,000	43,191,680
Total Health Care Providers & Services		68,428,934

Health Care Technology - 2.0%
Schrodinger, Inc.*	2,093,199	25,034,660

Life Sciences Tools & Services - 28.4%
10X Genomics, Inc., Class A*	3,232,541	71,277,529
Adaptive Biotechnologies Corp.*	2,123,561	29,942,210
Alamar Biosciences, Inc.*(a)	596,585	14,938,489
Illumina, Inc.*	392,835	49,787,908
Pacific Biosciences of California, Inc.*	10,964,895	17,434,183
Personalis, Inc.*†	8,017,242	44,255,176
Quantum-Si, Inc.*(a)	6,928,343	6,793,933
Tempus AI, Inc.*(a)	2,098,455	116,422,283
Total Life Sciences Tools & Services		350,851,711

Pharmaceuticals - 2.4%
AtaiBeckley, Inc. (Germany)*	4,382,604	18,231,633
Eli Lilly & Co.	12,571	11,748,856
Total Pharmaceuticals		29,980,489
Total Common Stocks
(Cost $2,614,311,648)		1,230,658,524
Investments	Shares	Value
MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.54% (c)
(Cost $1,581,573)	1,581,573	$1,581,573
Total Investments–99.7%
(Cost $2,615,893,221)		1,232,240,097
Other Assets in Excess of Liabilities–0.3%		3,632,208
Net Assets–100.0%		$1,235,872,305

(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $157,344,717; total market value of the collateral held by the fund was $149,290,355.The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $149,290,355.
†	Affiliated security
*	Non-income producing security
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of April 30, 2026.

Schedule of Investments (continued)

ARK Genomic Revolution ETF

April 30, 2026 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2026	Value ($) at 4/30/2026(a)
Common Stocks — 11.4%
Biotechnology — 6.7%
Absci Corp.
	33,212,741	49,408,090	(45,558,687)	771,774	21,250,187	–	–	–	11,876,202	59,084,105
Arcturus Therapeutics Holdings, Inc.
	20,607,391	41,450,786	(28,007,344)	556,445	(10,393,328)	–	–	–	2,809,043	24,213,950
Electronic Equipment, Instruments & Components — 1.1%
908 Devices, Inc.
	14,371,630	16,218,179	(17,431,703)	(10,244,915)	10,422,739	–	–	–	1,952,552	13,335,930
Life Sciences Tools & Services — 3.6%
Personalis, Inc.
	38,378,556	87,151,810	(81,311,198)	(4,038,234)	4,074,242	–	–	–	8,017,242	44,255,176
	$106,570,318	$194,228,865	$(172,308,932)	$(12,954,930)	$25,353,840	$–	$–	$–	24,655,039	$140,889,161

(a)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of April 30, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2026, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,230,658,524	$–	$–	$1,230,658,524
Money Market Fund	1,581,573	–	–	1,581,573
Total	$1,232,240,097	$–	$–	$1,232,240,097

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.